Restricted Net Assets (Tables)	12 Months Ended
Oct. 31, 2024
Restricted Net Assets [Abstract]
Schedule of Restricted Net Assets
	As of
	October 31, 2024	October 31, 2023
Additional paid in capital	1,161,211	1,161,211
Statutory reserve	131,962	30,422
Total	1,293,173	1,191,633